Income Taxes (Net Operating Loss Carry Forwards) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Temporary differences related to provision for loan losses not expected to reverse therefore not included in deferred tax assets	$ 4
Operating loss carryforwards, amount subject to annual use limitation	154
Total state net operating loss carryforwards	621
State deferred tax assets expected to be realized	11
Valuation allowance, state	22
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	660	$ 743
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Total state deferred tax asset	$ 33